TAXATION - Components of the deferred tax assets (Details) - HKD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Net operating loss carryforwards	$ 129,248	$ 158,826
Accrued expenses and others	79,098	50,408
Less: valuation allowance	(122,624)	(169,422)	$ (67,769)	$ (53,421)
Total deferred tax assets	85,722	39,812
Set-off of deferred tax liabilities pursuant to set-off provisions	(1,158)	(1,495)
Net deferred tax assets	84,564	38,317
Total deferred tax liabilities	8,572	2,131
Set-off of deferred tax assets pursuant to set-off provisions	(1,158)	(1,495)
Net deferred tax liabilities	$ 7,414	$ 636